Finance cost and income (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Finance Cost and Income Included in Income Statement
Finance cost and income included in the income statement are as follows:

	2022			2021¹			2020¹
Million US dollar	Finance cost	Finance income	Net	Finance cost	Finance income	Net	Finance cost	Finance income	Net
Interest income/(expense)	(3 588)	294	(3 294)	(3 674)	113	(3 560)	(4 004)	150	(3 854)
Net interest on net defined benefit liabilities	(73)	—	(73)	(73)	—	(73)	(82)	—	(82)
Accretion expense	(782)	—	(782)	(593)	—	(593)	(564)	—	(564)
Mark-to-market	—	331	331	(23)	—	(23)	(1 211)	—	(1 211)
Net interest income on Brazilian tax credits	—	168	168	—	118	118	—	315	315
Other financial results	(1 349)	352	(997)	(871)	200	(671)	(740)	177	(563)

Finance income/(cost) excluding exceptional items	(5 792)	1 146	(4 646)	(5 234)	431	(4 803)	(6 601)	642	(5 959)

Exceptional finance income/(cost)	(255)	753	498	(806)	—	(806)	(1 818)	80	(1 738)

Finance income/(cost)	(6 047)	1 898	(4 148)	(6 040)	431	(5 609)	(8 419)	722	(7 697)

Summary of Other Financial
Other financial results for 2022, 2021 and 2020 include:

	2022			2021¹			2020¹
Million US dollar	Finance cost	Finance income	Net	Finance cost	Finance income	Net	Finance cost	Finance income	Net
Net foreign exchange gains/(losses)	(363)	—	(363)	(101)	—	(101)	—	43	43
Net gains/(losses) on hedging instruments	(747)	—	(747)	(562)	—	(562)	(502)	—	(502)
Hyperinflation monetary adjustments	—	286	286	—	152	152	—	76	76
Other financial income/(cost), including bank fees and taxes	(239)	66	(173)	(208)	48	(160)	(238)	58	(180)

Other financial results	(1 349)	352	(997)	(871)	200	(671)	(740)	177	(563)

1	Amended to conform to 2022 presentation.

Summary of Interest Income
The interest income stems from the following
financial assets:

Million US dollar	2022	2021	2020
Cash and cash equivalents	235	85	103
Investments in debt securities held for trading	39	16	1
Other loans and receivables	21	12	46

Total	294	113	150